4. COMMITMENTS (Details Narrative) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Commitments Details Narrative
Total rent expense paid or accrued to related parties	$ 108,000	$ 108,000
Total consulting fees paid to directors	20,000	25,000
Rent expense on operating leases, excluding the related party rent	$ 45,896	$ 46,335